Fair Value of Financial Assets and Liabilities (Details) - Schedule of aggregate fair values of the company’s warrant liability - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of aggregate fair values of the company’s warrant liability [Abstract]
Fair value, Beginning Balance			$ 1,596
Fair value of warrants issued in connection with Series B preferred stock sale		17,954
Issuance of warrant at fair value	[1]	11,988
Loss recognized in earnings from change in fair value		46,698	4,226
Exercise or expiration of warrants			(5,822)
Fair Value, Ending Balance		$ 76,640

[1]	The warrants issued at fair value were immediately charged to expense (see Note 11).